Financial Risk Management - Summary of Loans and Advances at Amortized Cost (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of credit risk exposure [line items]
Loans and advances at amortized cost	¥ 121,716,465	¥ 111,891,134
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances at amortized cost	123,186,120	113,143,827
Gross carrying amount [member] | Other [member] | Housing Loans [member] | Normal [member]
Disclosure of credit risk exposure [line items]
Loans and advances at amortized cost	10,931,412	10,697,842
Gross carrying amount [member] | Other [member] | Housing Loans [member] | Requiring caution [member]
Disclosure of credit risk exposure [line items]
Loans and advances at amortized cost	¥ 16,295	¥ 16,624